Significant Subsequent Events - Additional Information (Detail) - Major business combination [member] $ in Thousands	Mar. 17, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Establishment of special purpose vehicle through wholly owned subsidiary	$ 53,000
Ample Trading [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	24.90%
Universal Global Technology Co., Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	75.10%
Target Business [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash	$ 48,000